Expense Example - BlackRock Managed Volatility V.I. Fund	May 01, 2021 USD ($)
Class I Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	238
Expense Example, with Redemption, 5 Years	476
Expense Example, with Redemption, 10 Years	1,160
Class III Shares
Expense Example:
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	316
Expense Example, with Redemption, 5 Years	611
Expense Example, with Redemption, 10 Years	$ 1,448